Note 5 - Personnel Expenses, Including Share-based Remuneration (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amended and restated share incentive plan [member] | RSU [member]
Statement Line Items [Line Items]
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)	3,275,000
Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)		2,030,825
Options and RSUs [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	10 months 13 days	1 year 3 months 18 days
RSU [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	1 year 2 months 1 day